Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 13, 2023	Sep. 30, 2021	Jul. 31, 2021	May 31, 2023	May 31, 2022	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Number of shares to be sold	400,000
Warrants to purchase common shares, shares						21,500,000			71,100,000
Exercise price of share						$ 0.50	$ 0.306	$ 0.306	$ 0.50	$ 0.50
Private Warrant Exchange
Related Party Transaction [Line Items]
Number of shares to be sold				500,000
Exercise price of share				$ 1.00
Jordan G. Naydenov | Private Warrant Exchange
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		1,300,000
Proceeds from issuance of common shares		$ 0.7
Jordan G. Naydenov | Private Warrant Exchange, Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		600,000
Jordan G. Naydenov | Private Warrant Exchange, Non-Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		600,000
Cyrus Arman | Private Warrant Exchange
Related Party Transaction [Line Items]
Number of shares to be sold	400,000
Number of shares per unit	1
Warrants to purchase common shares, shares	1
Number of shares per warrant	1
Exercise price of share	$ 0.50
Proceeds from issuance of common shares	$ 0.1
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related party transactions, amount			$ 0.1	$ 0.2	$ 1.7